Equity (Details) - Schedule of estimated the fair value of series A warrants - $ / shares		12 Months Ended
	Jul. 10, 2018	Dec. 31, 2021	Dec. 31, 2020	Jul. 10, 2018
Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Terms of warrants	48 months	6 months	18 months
Exercise price	$ 2.6	$ 1.18	$ 1.18	$ 2.6
Risk free rate of interest	2.77%	0.19%	0.12%	2.77%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	$ 2.03	$ 2.19	$ 2.19	$ 2.03
Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Terms of warrants				1 month
Exercise price	$ 0.001			$ 0.001
Risk free rate of interest	1.88%			1.88%
Dividend yield	0.00%			0.00%
Annualized volatility of underlying stock	$ 0.87			$ 0.87